Share Capital And Share Premium - Summary of Share Capital And Share Premium (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued					1,203,505,757
Equity	¥ 83,597,757	¥ 92,493,659	¥ 93,677,940	¥ 94,367,421	¥ 94,367,421
Exercise of share-based payment	2,282	1,737	58,953
Cash Dividend (Note 48)	5,156,820	1,438,792	7,628,573
Repayment of optionally convertible promissory notes	0	8,342,096	0
Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	117	75	75		75
Cash Dividend (Note 48)	(42)
Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	27,027,846	32,142,233	32,073,874		¥ 33,365,786
Exercise of share-based payment	42,475	17,403	127,063
Cash Dividend (Note 48)	¥ 5,156,862	¥ 1,438,792	¥ 7,628,573
Ordinary Share [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued	1,789,682,644	1,203,505,757	1,203,505,757		1,203,505,757
Cash Dividend (Note 48)	586,176,887
Ordinary Share [Member] | Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	¥ 117	¥ 75	¥ 75		¥ 75
Cash Dividend (Note 48)	42
Ordinary Share [Member] | Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	27,027,846	32,142,233	32,073,874		¥ 33,365,786
Exercise of share-based payment	42,475	17,403	127,063
Redemption and extension of convertible promissory notes (Note 33(a))			6,209,598
Cash Dividend (Note 48)	¥ (5,156,862)	(1,438,792)	¥ (7,628,573)
Repayment of optionally convertible promissory notes		¥ 1,489,748